UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:     September 30, 2010

Check here if Amendment [  ]; Amendment Number:
        This Amendment (Check only one.):   [  ] is a restatement.
                                            [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name:                 Camber Capital Management LLC
Address:              101 Huntington Avenue
                      25th Floor
                      Boston, MA 02199

Form 13F File Number: 028-13745

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:
Name:                 Stephen DuBois
Title:                Managing Member
Phone:                617-717-6601
Signature, Place, and Date of Signing:

/s/ Stephen DuBois                 Boston, MA             November 15, 2010
    [Signature]                    [City, State]                 [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                             Form 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:               None

Form 13F Information Table Entry Total:            36

Form 13F Information Table Value Total:       477,558
                                             (x$1000)

List of Other Included Managers:                 None

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

     None


                                     FORM 13F INFORMATION TABLE
                                      NAME OF REPORTING MANAGER:
                                    CAMBER CAPITAL MANAGEMENT LLC
                                           As of 9/30/10
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

  Column 1                      Column 2       Column 3    Column 4         Column 5       Column 6   Column 7       Column 8

                                                                      Shares or
  Name of                       Title of       CUSIP       Value     Principal  SH/ PUT/  Investment   Other         Voting
  Issuer                        Class          Number     (x$1000)   Amount     PRN CALL  Discretion  Managers      Authority

                                                                                                               Sole      Shared None


ABRAXIS BIOSCIENCE INC NEW	COM	       00383Y102    26,067     337,039 	SH	  Sole	      n/a	  337,039
AMGEN INC	                COM	       031162100    11,022     200,000 	    CALL  Sole	      n/a	  200,000
ANADYS PHARMACEUTICALS INC      COM            03252Q408     1,079     465,120  SH        Sole        n/a         465,120
ANGIODYNAMICS INC               COM            03475V101     5,564     365,122  SH        Sole        n/a         365,122
ANTHERA PHARMACEUTICALS INC     COM            03674U102     3,860   1,000,000  SH        Sole        n/a       1,000,000
ANTHERA PHARMACEUTICALS INC     WARRANT        03674U102       721     400,000      CALL  Sole        n/a         400,000
AUXILIUM PHARMACEUTICALS INC    COM            05334D107    16,581     669,121  SH        Sole        n/a         669,121
BOSTON SCIENTIFIC CORP	        COM	       101137107    30,650   5,000,000 	SH	  Sole	      n/a	5,000,000
CARDIONET INC                   COM            14159L103     4,572   1,013,690  SH        Sole        n/a       1,013,690
CAREFUSION CORP	                COM	       14170T101    29,900   1,203,700 	SH	  Sole	      n/a	1,203,700
COMMUNITY HEALTH SYS INC NEW    COM            203668108    32,633   1,053,700  SH        Sole        n/a       1,053,700
CONCEPTUS INC	                COM	       206016107    20,478   1,489,311 	SH	  Sole	      n/a	1,489,311
CRUCELL N V    	                ADR	       228769105     5,839     175,550 	SH	  Sole	      n/a	  175,550
CVS CAREMARK CORPORATION        COM            126650100    26,277     835,000  SH        Sole        n/a         835,000
DYNAVAX TECHNOLOGIES CORP       COM            268158102     4,203   2,296,800  SH        Sole        n/a       2,296,800
DYNAVAX TECHNOLOGIES CORP       WARRANT        268994167     1,085   1,735,500      CALL  Sole        n/a       1,735,500
ELAN PLC                        ADR	       284131208    17,432   3,031,722 	SH	  Sole	      n/a	3,031,722
GILEAD SCIENCES INC	        COM	       375558103    27,598     775,000 	SH	  Sole	      n/a	  775,000
HEALTHSPRING INC                COM            42224N101     2,995     115,900  SH        Sole        n/a         115,900
HUMANA INC	                COM	       444859102    33,254     661,895 	SH	  Sole	      n/a	  661,895
HUMANA INC	                COM	       444859102    12,560     250,000 	    CALL  Sole	      n/a	  250,000
LIFEPOINT HOSPITALS INC         COM            53219L109    16,369     466,876  SH        Sole        n/a         466,876
MASIMO CORP                     COM            574795100     4,119     150,812  SH        Sole        n/a         150,812
MEDCO HEALTH SOLUTIONS INC      COM            58405U102    39,045     750,000  SH        Sole        n/a         750,000
OMNICELL INC                    COM            68213N109     4,433     338,900  SH        Sole        n/a         338,900
PHARMASSET INC                  COM            71715N106     1,967      66,675  SH        Sole        n/a          66,675
REGENERON PHARMACEUTICALS       COM	       75886F107     9,056     330,500 	SH	  Sole	      n/a	  330,500
REHABCARE GROUP INC             COM            759148109     3,653     180,661  SH        Sole        n/a         180,661
TARGACEPT INC                   COM            87611R306     6,730     301,255  SH        Sole        n/a         301,255
UNIVERSAL AMERICAN CORP	        COM	       913377107     7,681     520,772 	SH	  Sole	      n/a	  520,772
UNIVERSAL HCTH SVCS INC         COM            913903100     5,829     150,000  SH        Sole        n/a         150,000
VIROPHARMA INC	                RIGHTS	       928241108         0     968,431 	    CALL  Sole	      n/a	  968,431
VIROPHARMA INC	                RIGHTS	       928241108       145     968,431 	    CALL  Sole	      n/a	  968,431
WALGREEN CO	                COM	       931422109    36,850   1,100,000 	SH	  Sole	      n/a	1,100,000
WELLCARE HEALTH PLANS INC	COM	       94946T106    17,810     615,000 	SH	  Sole	      n/a	  615,000
WRIGHT MED GROUP INC            COM            98235T107     9,501     659,300  SH        Sole        n/a         659,300
